Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Income Statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments In Associates And Joint Ventures [abstract]
Associates	S/ (220,993)	S/ (5,308)	S/ (5,566)
Joint ventures	2,219	1,599	6,039
Share of profit loss of associates and joint ventures accounted for using equity method	S/ (218,774)	S/ (3,709)	S/ 473